Subsequent Events	12 Months Ended
Mar. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events

Note 17 — Subsequent Events

In April 2023, an aggregate of 2,343,309 of the Pre-Funded Warrants issued in connection with the March PIPE were exercised, at an exercise price of $0.0001 per share, and the Company issued 2,303,309 Ordinary Shares in accordance with the exercise.

In April 2023, an aggregate of 1,152,000 stock options were cancelled and 1,152,000 new stock options were granted with a strike price of $0.60 and vesting periods of one and two years among the new stock options. As such, the cancellation and subsequent stock grants will be treated as a modification of stock options, which will occur in Q1 of fiscal year ended March 31, 2024. In addition to the modification of existing stock options, new grants totaling 1,770,000 stock options were granted to the employees and directors of the Company with a strike price of $0.60 and vesting periods of two and three years among these stock options..